STOCK OPTION (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
STOCK OPTIONS
Unrecognized stock-based compensation expense			$ 131,735		$ 263,470
Weighted-average fair value of awards granted			$ 0.47	$ 0.47	$ 0.47	$ 0.48
Stock options granted outstanding common stock shares percentage			10.00%
Options granted expiration term			10 years		10 years
Options granted exercisable term			4 years		4 years
Weighted average period					1 year 6 months
Stock options granted outstanding common stock shares percentage					10.00%
Stock-based compensation expense	$ 44,000	$ 56,000	$ 132,000		$ 226,717	$ 309,905